Debt And Other Long-Term Liabilities (Schedule Of Debt And Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, by Type Alternative [Abstract]
Term loan, current	$ 15,312	$ 10,938
Term loan, long-term	144,375	159,687
Term loan, total	159,687	170,625
Convertible debt, current	0	0
Convertible debt, long-term	172,810	179,697
Convertible debt, total	172,810	179,697
Redbox rollout agreement, current	217	3,048
Redbox rollout agreement, long-term	3	220
Redbox rollout agreement, total	220	3,268
Asset retirement obligation, current	0	0
Asset retirement obligations, long-term	14,020	8,841
Asset retirement obligation, total	14,020	8,841
Other long-term liabilities, current	0	0
Other long-term liabilities, long-term	9,971	10,843
Other long-term liabilities, total	9,971	10,843
Debt and other liabilities, current	15,529	13,986
Debt and other liabilities, long-term	341,179	359,288
Total debt and other liabilities	$ 356,708	$ 373,274